Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 301,142	kr 294,327
Book value of financial liabilities	291,619	279,781
Fair value of financial assets	309,056	298,836
Fair value of financial liabilities	293,758	280,800
Surplus value (+) /Deficit value (-), financial assets	7,914	4,509
Surplus value (+) /Deficit value (-) financial liabilities	2,139	1,019
Borrowing from credit institutions
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Book value of financial liabilities	3,200	2,247
Fair value of financial liabilities	3,200	2,247
Debt securities issued
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Book value of financial liabilities	266,865	255,600
Fair value of financial liabilities	269,004	256,619
Surplus value (+) /Deficit value (-) financial liabilities	2,139	1,019
Derivatives
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Book value of financial liabilities	21,554	21,934
Fair value of financial liabilities	21,554	21,934
Cash and cash equivalents
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Book value of financial assets	1,619	2,416
Fair value of financial assets	1,619	2,416
Treasuries/government bonds
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Book value of financial assets	7,064	11,117
Fair value of financial assets	7,064	11,117
Other interest-bearing securities except loans
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Book value of financial assets	47,689	48,665
Fair value of financial assets	47,689	48,665
Loans in the form of interest-bearing securities
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Book value of financial assets	42,747	36,781
Fair value of financial assets	44,130	37,666
Surplus value (+) /Deficit value (-), financial assets	1,383	885
Loans to credit institutions
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Book value of financial assets	27,675	27,725
Fair value of financial assets	27,762	27,709
Surplus value (+) /Deficit value (-), financial assets	87	(16)
Loans to the public
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Book value of financial assets	166,698	161,094
Fair value of financial assets	173,142	164,734
Surplus value (+) /Deficit value (-), financial assets	6,444	3,640
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	7,650	6,529
Fair value of financial assets	kr 7,650	kr 6,529